S000016668 [Member] Average Annual Total Returns		12 Months Ended	60 Months Ended	77 Months Ended	120 Months Ended
		Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
MSCI All Country World Index-NR (reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	22.34%	11.19%		11.72%
MSCI World Index-NR (reflects no deduction for fees, expenses or taxes but is net of dividend tax withholding)
Prospectus [Line Items]
Average Annual Return, Percent	[2]	21.09%	12.15%		12.17%
Class IS
Prospectus [Line Items]
Average Annual Return, Percent		23.74%	14.99%	15.92%
Performance Inception Date				Aug. 09, 2019
Class A
Prospectus [Line Items]
Average Annual Return, Percent		16.45%	13.17%		11.67%
Class A | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		14.77%	11.90%		10.59%
Class A | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		10.93%	10.28%		9.36%
Class C
Prospectus [Line Items]
Average Annual Return, Percent		21.37%	13.70%		11.50%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		23.59%	14.91%		12.71%
Class 1
Prospectus [Line Items]
Average Annual Return, Percent		23.55%	14.78%		12.51%

[1]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI All Country World Index‑NR was 13.15%.
[2]	For Class IS shares, for the period from the class’ inception date to December 31, 2025, the average annual total return of the MSCI World Index‑NR was 13.79%.